World Omni Auto Receivables Trust 2017-A

Monthly Servicer Certificate

April 30, 2017

Dates Covered
Collections Period	03/10/17 - 04/30/17
Interest Accrual Period	04/19/17 - 05/14/17
30/360 Days	26
Actual/360 Days	26
Distribution Date	05/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Original Pool Balance	1,285,374,564.10	64,939
Original Yield Supplement Overcollateralization Amount	86,086,263.57	0
Aggregate Starting Principal Balance	1,371,460,827.67	64,939
Principal Payments	64,886,909.56	1,451
Defaulted Receivables	366,047.14	13
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/17	80,756,489.06	0
Pool Balance at 04/30/17	1,225,451,381.91	63,475

Pool Statistics	$ Amount	# of Accounts
Pool Factor	95.24%
Prepayment ABS Speed	1.00%
Aggregate Starting Principal Balance	1,371,460,827.67	64,939

Delinquent Receivables:
Past Due 31-60 days	10,018,700.12	543
Past Due 61-90 days	1,698,535.08	78
Past Due 91-120 days	0.00	0
Past Due 121+ days	0.00	0
Total	11,717,235.20	621

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.90%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.13%
Delinquency Trigger Occurred	NO

Recoveries	218,457.02
Aggregate Net Losses/(Gains) - April 2017	147,590.12
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.13%
Prior Net Losses Ratio	N/A
Second Prior Net Losses Ratio	N/A
Third Prior Net Losses Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.01%

Overcollateralization Target Amount	55,145,312.19
Actual Overcollateralization	38,790,839.44
Weighted Average APR	4.30%
Weighted Average APR, Yield Adjusted	6.94%
Weighted Average Remaining Term	62.80

Flow of Funds	$ Amount

Collections	73,184,895.27
Investment Earnings on Cash Accounts	14,418.30
Servicing Fee	(1,942,902.84)
Transfer to Collection Account	0.00
Available Funds	71,256,410.73

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,407,307.76
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	59,645.44
(5) Noteholders' Second Priority Principal Distributable Amount	30,998,618.09
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	38,790,839.44
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	71,256,410.73

Servicing Fee	1,942,902.84
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	1,221,750,000.00
Original Class B	34,700,000.00

Total Class A & B
Original Note Balance	1,256,450,000.00
Principal Paid	69,789,457.53
Note Balance @ 05/15/17	1,186,660,542.47

Class A-1
Original Note Balance	225,000,000.00
Principal Paid	69,789,457.53
Note Balance @ 05/15/17	155,210,542.47
Note Factor @ 05/15/17	68.9824633%

Class A-2a
Original Note Balance	346,500,000.00
Principal Paid	0.00
Note Balance @ 05/15/17	346,500,000.00
Note Factor @ 05/15/17	100.0000000%

Class A-2b
Original Note Balance	129,500,000.00
Principal Paid	0.0000000%
Note Balance @ 05/15/17	129,500,000.00
Note Factor @ 05/15/17	100.0000000%

Class A-3
Original Note Balance	426,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/17	426,000,000.00
Note Factor @ 05/15/17	100.0000000%

Class A-4
Original Note Balance	94,750,000.00
Principal Paid	0.00
Note Balance @ 05/15/17	94,750,000.00
Note Factor @ 05/15/17	100.0000000%

Class B
Original Note Balance	34,700,000.00
Principal Paid	0.00
Note Balance @ 05/15/17	34,700,000.00
Note Factor @ 05/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,466,953.20
Total Principal Paid	69,789,457.53
Total Paid	71,256,410.73

Class A-1
Coupon	1.10000%
Interest Paid	178,750.00
Principal Paid	69,789,457.53
Total Paid to A-1 Holders	69,968,207.53

Class A-2a
Coupon	1.50000%
Interest Paid	375,375.00
Principal Paid	0.00
Total Paid to A-2a Holders	375,375.00

Class A-2b
One-Month Libor	0.99444%
Coupon	1.13444%
Interest Paid	106,101.65
Principal Paid	0.00
Total Paid to A-2b Holders	106,101.65

Class A-3
Coupon	1.93000%
Interest Paid	593,796.67
Principal Paid	0.00
Total Paid to A-3 Holders	593,796.67

Class A-4
Coupon	2.24000%
Interest Paid	153,284.44
Principal Paid	0.00
Total Paid to A-4 Holders	153,284.44

Class B
Coupon	2.38000%
Interest Paid	59,645.44
Principal Paid	0.00
Total Paid to B Holders	59,645.44

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.1675381
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	55.5449541
Total Distribution Amount	56.7124922

A-1 Interest Distribution Amount	0.7944444
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	310.1753668
Total A-1 Distribution Amount	310.9698112

A-2a Interest Distribution Amount	1.0833333
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	1.0833333

A-2b Interest Distribution Amount	0.8193178
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.8193178

A-3 Interest Distribution Amount	1.3938889
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.3938889

A-4 Interest Distribution Amount	1.6177777
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6177777

B Interest Distribution Amount	1.7188888
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7188888

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	444.17
Noteholders' Principal Distributable Amount	555.83

Account Balances	$ Amount

Reserve Account
Balance as of 04/19/17	3,213,436.41
Investment Earnings	676.14
Investment Earnings Paid	(676.14)
Deposit/(Withdrawal)	-
Balance as of 05/15/17	3,213,436.41
Change	-

Required Reserve Amount	3,213,436.41

Credit Risk Retention Information

The fair value of the notes and the certificates on the Closing Date is summarized below. The totals may not sum due to rounding.

	Fair Value	Fair Value
	(in millions)	(as a percentage)
Class of Securities
Class A Notes	$1,221.7	89.7%
Class B Notes	$34.7	2.5%
Certificates	$105.7	7.8%
Total	$1,362.0	100.0%

The fair value of the Certificates is expected to represent at least 5% of the sum of the fair value of the Notes and the Certficates.